VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—18.7%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 720	$ 552
3.875%, 5/15/43	1,440	1,373
3.000%, 8/15/48	3,115	2,536
1.375%, 8/15/50	1,320	736
1.875%, 2/15/51	1,335	847
1.875%, 11/15/51	940	594
2.250%, 2/15/52	950	659
2.875%, 5/15/52	985	784
4.000%, 11/15/52	2,800	2,763
3.625%, 2/15/53	1,420	1,311
3.625%, 5/15/53	7,550	6,980
4.125%, 8/15/53	6,110	6,176
4.750%, 11/15/53	2,290	2,568
U.S. Treasury Notes
5.125%, 9/30/25	825	833
0.625%, 12/31/27	990	870
4.625%, 9/30/28	2,550	2,632
1.500%, 2/15/30	1,265	1,102
1.375%, 11/15/31	630	523
4.125%, 11/15/32	1,170	1,189
3.500%, 2/15/33	625	606
3.375%, 5/15/33	3,990	3,829
Total U.S. Government Securities (Identified Cost $41,703)		39,463

Municipal Bonds—1.7%
California—0.1%
Santa Clara Valley Water District Revenue Taxable, Series B 2.967%, 6/1/50	250	182
Florida—0.5%
Broward County, Water & Sewer Utility Revenue, Series A 4.000%, 10/1/47	1,065	1,068
Idaho—0.1%
Idaho Health Facilities Authority, St. Luke’s Health System Revenue Taxable, Series B 5.020%, 3/1/48	170	161
Illinois—0.0%
Sales Tax Securitization Corp., Sales Tax Revenue, Second Lien, Series B (BAM Insured) 3.411%, 1/1/43	30	24
New York—0.7%
Metropolitan Transportation Authority, Sales Tax Revenue, Series A 5.000%, 11/15/45	1,290	1,423
Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	255	208
State of Texas, General Obligation Taxable 3.211%, 4/1/44	80	65
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	205	159
	Par Value	Value

Texas—continued
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	$ 80	$ 77
		509

Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	285	251
Total Municipal Bonds (Identified Cost $4,006)		3,618

Foreign Government Securities—0.8%
Dominican Republic 144A 4.875%, 9/23/32(1)	420	382
Federative Republic of Brazil 6.000%, 10/20/33	200	200
Republic of Serbia 144A 6.500%, 9/26/33(1)	200	205
United Mexican States
2.659%, 5/24/31	425	358
6.350%, 2/9/35	400	418
Total Foreign Government Securities (Identified Cost $1,566)		1,563

Mortgage-Backed Securities—26.7%
Agency—5.0%
Federal Home Loan Mortgage Corporation
Pool #SD2026 5.000%, 11/1/52	1,559	1,544
Pool #SD3238 5.500%, 12/1/52	149	150
Pool #SD8309 6.000%, 3/1/53	3,001	3,048
Pool #SD8317 6.000%, 4/1/53	416	422
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	5	5
Pool #535371 6.500%, 5/1/30	—(2)	—(2)
Pool #590108 7.000%, 7/1/31	2	2
Pool #880117 5.500%, 4/1/36	20	20
Pool #909092 6.000%, 9/1/37	7	8
Pool #909220 6.000%, 8/1/38	102	106
Pool #938574 5.500%, 9/1/36	38	39
Pool #986067 6.000%, 8/1/38	2	2
Pool #FS4438 5.000%, 11/1/52	142	140
Pool #MA4785 5.000%, 10/1/52	339	336
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #MA4805 4.500%, 11/1/52	$ 501	$ 486
Pool #MA4980 6.000%, 4/1/53	2,296	2,333
Pool #MA5072 5.500%, 7/1/53	1,854	1,863
Government National Mortgage Association I Pool #443000 6.500%, 9/15/28	6	6
		10,510

Non-Agency—21.7%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(3)	811	817
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(3)	134	125
2021-A, A1 144A 1.065%, 9/25/65(1)(3)	158	138
2022-B, A1 144A 3.500%, 3/27/62(1)(3)	884	832
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(1)	460	447
2015-SFR2, C 144A 4.691%, 10/17/52(1)	125	123
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	1,219	1,159
2020-SFR1, B 144A 2.120%, 4/17/37(1)	255	243
2020-SFR2, C 144A 2.533%, 7/17/37(1)	100	95
2020-SFR2, D 144A 3.282%, 7/17/37(1)	250	239
2021-SFR2, C 144A 1.877%, 8/17/38(1)	460	414
2022-SFR1, C 144A 3.740%, 3/17/39(1)	515	478
Angel Oak Mortgage Trust
2021-8, A1 144A 1.820%, 11/25/66(1)(3)	299	253
2022-5, A1 144A 4.500%, 5/25/67(1)(3)	1,276	1,244
2023-1, A1 144A 4.750%, 9/26/67(1)(3)	1,213	1,188
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(3)	623	568
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	69	66
2019-2, A1 144A 3.347%, 4/25/49(1)(3)	27	25
2021-1R, A1 144A 1.175%, 10/25/48(1)(3)	78	63
2022-1, A1B 144A 3.269%, 12/25/56(1)(3)	270	237
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.281%, 3/15/37(1)(3)	425	394
	Par Value	Value

Non-Agency—continued
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	$ 235	$ 239
BPR Trust
2021-KEN, A (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.726%, 2/15/29(1)(3)	360	359
2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.260%, 4/15/37(1)(3)	670	660
BX Commercial Mortgage Trust
2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.726%, 10/15/36(1)(3)	144	144
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 7.323%, 2/15/39(1)(3)	263	254
BX Trust
2019-OC11, D 144A 3.944%, 12/9/41(1)(3)	815	709
2022-CLS, A 144A 5.760%, 10/13/27(1)	400	400
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	376	327
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.982%, 9/15/38(1)(3)	635	638
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	76	69
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	155	142
CHL Mortgage Pass-Through Trust 2004-6, 1A2 4.890%, 5/25/34(3)	53	49
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(3)	587	549
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	298	286
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(1)(3)	279	270
2022-5, A1 144A 4.550%, 4/25/67(1)(3)	468	459
2023-3, A1 144A 7.180%, 9/25/68(1)(3)	1,526	1,563
2023-4, A1 144A 7.163%, 10/25/68(1)(3)	1,164	1,193
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(1)	390	362
2020-CBM, B 144A 3.099%, 2/10/37(1)	210	200
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	220	191
2020-1, A1 144A 1.832%, 3/15/50(1)	235	226
2020-3, A 144A 1.358%, 8/15/53(1)	140	130
2020-4, A 144A 1.174%, 12/15/52(1)	232	215

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2022-1, A 144A 4.744%, 6/17/55(1)(3)	$ 730	$ 720
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month Term SOFR + 1.027%, Cap N/A, Floor 0.980%) 144A 6.389%, 5/15/36(1)(3)	369	369
Credit Suisse Mortgage Capital Trust
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(3)	31	28
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	311	275
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(3)	412	366
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	32	30
2022-1, A1 144A 2.206%, 1/25/67(1)(3)	930	780
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.176%, 7/15/38(1)(3)	915	900
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	225	203
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(3)	38	34
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(3)	397	360
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(3)	10	9
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.276%, 2/15/38(1)(3)	395	295
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(3)	799	809
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(3)	905	870
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.851%, 8/15/39(1)(3)	305	306
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(3)	307	305
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13, E 144A 3.986%, 1/15/46(1)(3)	540	444
JPMorgan Chase Mortgage Trust
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	501	431
2017-5, A1 144A 3.684%, 10/26/48(1)(3)	19	18
KNDL Mortgage Trust 2019-KNSQ, A (1 month Term SOFR + 0.996%, Cap N/A, Floor 0.800%) 144A 6.358%, 5/15/36(1)(3)	399	397
LHOME Mortgage Trust
2021-RTL1, A1 144A 3.090%, 2/25/26(1)(3)	10	10
2021-RTL2, A1 144A 2.090%, 6/25/26(1)(3)	45	45
MetLife Securitization Trust 2017-1A, M1 144A 3.447%, 4/25/55(1)(3)	305	267
	Par Value	Value

Non-Agency—continued
MFA Trust
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(3)	$ 1,790	$ 1,690
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(3)	203	182
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(1)(3)	573	484
2019-1, M2 144A 3.500%, 10/25/69(1)(3)	155	136
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(3)	91	85
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	400	412
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	50	47
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	34	32
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	27	26
2016-3A, B1 144A 4.000%, 9/25/56(1)(3)	170	159
2016-4A, B1A 144A 4.500%, 11/25/56(1)(3)	196	187
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	806	763
2018-2A, A1 144A 4.500%, 2/25/58(1)(3)	97	94
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(3)	650	557
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(3)	961	874
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(3)	421	383
2022-RTL1, A1F 144A 4.336%, 12/25/26(1)	255	249
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	419	399
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(3)	149	122
ORL Trust 2023-GLKS, A (1 month Term SOFR + 2.350%, Cap N/A, Floor 2.350%) 144A 7.712%, 10/19/36(1)(3)	482	482
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 2.115%, 3/25/26(1)(3)	251	248
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(3)	321	289
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(3)	351	333
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(3)	119	120
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(1)	365	356
2020-SFR3, A 144A 1.294%, 10/17/27(1)	620	576
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(3)	349	293

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(3)	$ 110	$ 92
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(3)	160	162
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(3)	387	393
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(3)	5	5
Sequoia Mortgage Trust 2013-8, B1 3.479%, 6/25/43(3)	20	19
SG Residential Mortgage Trust 2021-1, A3 144A 1.560%, 7/25/61(1)(3)	172	136
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(1)(3)	128	113
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(3)	57	46
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(1)(3)	550	559
Towd Point Mortgage Trust
2016-4, B1 144A 4.009%, 7/25/56(1)(3)	310	292
2017-1, M1 144A 3.750%, 10/25/56(1)(3)	340	326
2017-4, A2 144A 3.000%, 6/25/57(1)(3)	570	519
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	670	630
2018-6, A2 144A 3.750%, 3/25/58(1)(3)	600	530
2019-1, A1 144A 3.750%, 3/25/58(1)(3)	113	108
2019-2, A2 144A 3.750%, 12/25/58(1)(3)	190	170
2019-4, A2 144A 3.250%, 10/25/59(1)(3)	240	210
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 7.070%, 5/25/58(1)(3)	100	102
2020-MH1, A2 144A 2.500%, 2/25/60(1)(3)	405	365
2021-1, A2 144A 2.750%, 11/25/61(1)(3)	355	286
2023-1, A1 144A 3.750%, 1/25/63(1)	445	421
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	190	180
2020-SFR2, D 144A 2.281%, 11/17/39(1)	310	271
VCAT LLC 2021-NPL2, A1 144A 2.115%, 3/27/51(1)(3)	154	153
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(3)	100	90
2019-INV2, A1 144A 3.913%, 7/25/59(1)(3)	539	516
2021-R3, A1 144A 1.020%, 4/25/64(1)(3)	162	144
2022-4, A1 144A 4.474%, 4/25/67(1)(3)	904	882
	Par Value	Value

Non-Agency—continued
2022-6, A1 144A 4.910%, 6/25/67(1)(3)	$ 598	$ 586
2023-8, A1 144A 6.259%, 12/25/68(1)(3)	300	302
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(1)	61	55
2021-1R, A1 144A 1.280%, 5/25/56(1)	180	160
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	361	338
		45,792

Total Mortgage-Backed Securities (Identified Cost $57,607)		56,302

Asset-Backed Securities—11.7%
Automobiles—5.5%
American Credit Acceptance Receivables Trust 2022-1, D 144A 2.460%, 3/13/28(1)	270	260
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	381	355
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	402	405
CarNow Auto Receivables Trust 2023-1A, C 144A 7.240%, 9/15/26(1)	288	284
Carvana Auto Receivables Trust
2021-N3, D 1.580%, 6/12/28	163	156
2023-N1, C 144A 5.920%, 7/10/29(1)	665	662
CPS Auto Receivables Trust
2019-D, E 144A 3.860%, 10/15/25(1)	203	202
2023-D, C 144A 7.170%, 1/15/30(1)	429	440
Credit Acceptance Auto Loan Trust 2020-3A, B 144A 1.770%, 12/17/29(1)	117	117
DT Auto Owner Trust
2023-1A, B 144A 5.190%, 10/16/28(1)	384	381
2023-3A, C 144A 6.400%, 5/15/29(1)	200	202
Exeter Automobile Receivables Trust
2023-2A, B 5.610%, 9/15/27	560	558
2023-5A, B 6.580%, 4/17/28	450	456
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	222	221
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	300	292
2022-1A, C 144A 3.130%, 5/15/28(1)	270	258
Foursight Capital Automobile Receivables Trust
2022-1, B 144A 2.150%, 5/17/27(1)	215	206

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2023-2, A2 144A 5.990%, 5/15/28(1)	$ 355	$ 357
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	385	389
2023-2A, A3 144A 6.380%, 2/15/29(1)	353	361
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	414	416
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	270	257
2022-1A, A 144A 5.210%, 6/15/27(1)	504	502
2023-2A, D 144A 6.300%, 2/15/31(1)	265	264
2023-4A, C 144A 6.760%, 3/15/29(1)	466	475
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	145	142
Porsche Financial Auto Securitization Trust 2023-2A, A2A 144A 5.880%, 11/23/26(1)	440	442
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	627	622
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(1)	340	343
Tricolor Auto Securitization Trust 2023-1A, B 144A 6.840%, 11/16/26(1)	459	459
United Auto Credit Securitization Trust 2023-1, B 144A 5.910%, 7/10/28(1)	287	286
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	315	315
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	265	252
2023-1A, C 144A 5.740%, 8/15/28(1)	265	264
		11,601

Consumer Loans—1.1%
ACHV ABS Trust
2023-1PL, B 144A 6.800%, 3/18/30(1)	292	293
2023-3PL, B 144A 7.170%, 8/19/30(1)	355	355
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	510	518
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(1)	249	251
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	256	256
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	270	249
Reach ABS Trust 2023-1A, B 144A 7.330%, 2/18/31(1)	310	313
		2,235

	Par Value	Value

Credit Card—0.2%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	$ 280	$ 269
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	280	268
		537

Equipment—0.1%
NMEF Funding LLC 2021-A, B 144A 1.850%, 12/15/27(1)	201	198
Other—4.8%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(1)	340	344
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	444	398
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(1)	324	327
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	434	445
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	6	6
2019-A, A 144A 3.140%, 7/16/40(1)	47	44
2019-A, C 144A 4.010%, 7/16/40(1)	201	185
2020-AA, B 144A 2.790%, 7/17/46(1)	270	242
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	425	388
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	485	490
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(1)	332	334
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	160	142
CCG Receivables Trust 2021-1, C 144A 0.840%, 6/14/27(1)	285	276
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	187	186
2023-2, B 144A 6.410%, 5/15/34(1)	465	472
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	61	57
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(1)	11	11
2021-1A, A 144A 1.270%, 5/15/41(1)	100	89
2023-2A, A 144A 6.530%, 6/15/49(1)	381	388
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	414	364
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	391	360
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	194	183
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	127	112

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(1)	$ 169	$ 158
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	46	44
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	180	155
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	357	321
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(1)	260	251
Octane Receivables Trust
2023-1A, C 144A 6.370%, 9/20/29(1)	285	287
2023-3A, B 144A 6.480%, 7/20/29(1)	532	542
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	183	177
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	300	292
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	205	183
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(1)	261	265
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	319	314
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	136	121
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(1)	44	43
2022-1A, B 144A 3.040%, 7/24/28(1)	425	411
2023-1A, A 144A 7.270%, 3/26/29(1)	404	406
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	386	335
		10,148

Total Asset-Backed Securities (Identified Cost $25,009)		24,719

Corporate Bonds and Notes—30.7%
Communication Services—1.0%
AT&T, Inc. 5.400%, 2/15/34	545	562
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	23	23
144A 4.750%, 3/1/30(1)	180	164
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	245	103
Sprint Capital Corp. 8.750%, 3/15/32	425	525
T-Mobile USA, Inc. 5.050%, 7/15/33	246	248
	Par Value	Value

Communication Services—continued
Vodafone Group plc 5.625%, 2/10/53	$ 520	$ 524
		2,149

Consumer Discretionary—2.2%
Ashtead Capital, Inc.
144A 4.375%, 8/15/27(1)	305	293
144A 5.500%, 8/11/32(1)	200	197
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	560	502
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	115	117
Clarios Global LP 144A 6.750%, 5/15/28(1)	20	20
Ford Motor Co. 4.750%, 1/15/43	110	91
Ford Motor Credit Co. LLC 6.800%, 5/12/28	200	209
Genuine Parts Co. 6.875%, 11/1/33	520	577
MDC Holdings, Inc. 3.966%, 8/6/61	550	358
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	338	311
Newell Brands, Inc. 6.375%, 9/15/27(4)	410	407
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	295	311
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	250	258
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	470	457
Tapestry, Inc. 7.850%, 11/27/33	435	464
		4,572

Consumer Staples—1.1%
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	240	235
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 1/23/49	270	290
Bacardi Ltd. 144A 5.400%, 6/15/33(1)	275	277
BAT Capital Corp.
7.750%, 10/19/32	193	218
4.758%, 9/6/49	245	194
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	90	84
Church & Dwight Co., Inc. 5.000%, 6/15/52	295	296
Coty, Inc. 144A 6.625%, 7/15/30(1)	330	339
Pilgrim’s Pride Corp. 6.250%, 7/1/33	352	362
		2,295

Energy—3.2%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	157	156

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	$ 190	$ 191
BP Capital Markets plc 4.875% (5)	740	703
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	135	144
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	160	168
144A 6.544%, 11/15/53(1)	140	154
144A 6.714%, 8/15/63(1)	170	187
CrownRock LP 144A 5.000%, 5/1/29(1)	135	132
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	170	156
Ecopetrol S.A. 8.875%, 1/13/33	175	190
Enbridge, Inc.
7.625%, 1/15/83	320	321
8.500%, 1/15/84	94	100
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	220	212
Energy Transfer LP Series H 6.500% (5)	230	219
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	715	585
Genesis Energy LP 8.875%, 4/15/30	100	103
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	110	121
7.500%, 11/15/40	215	242
Kinder Morgan, Inc. 7.750%, 1/15/32	40	46
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	305	293
Occidental Petroleum Corp. 6.125%, 1/1/31	305	317
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	500	545
Petroleos Mexicanos
6.500%, 3/13/27	485	451
7.690%, 1/23/50	275	196
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	250	214
USA Compression Partners LP 6.875%, 4/1/26	125	124
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(1)	125	113
Viper Energy, Inc. 144A 7.375%, 11/1/31(1)	40	41
Western Midstream Operating LP 5.250%, 2/1/50	460	412
		6,836

Financials—10.6%
Allianz SE 144A 6.350%, 9/6/53(1)	400	415
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.579%, 8/15/53(3)	405	402
American Express Co. 5.625%, 7/28/34	480	496
	Par Value	Value

Financials—continued
Ares Finance Co. LLC 144A 4.000%, 10/8/24(1)	$ 270	$ 264
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	270	217
Banco Mercantil del Norte S.A. 144A 6.625% (1)(5)	235	199
Bank of America Corp.
2.687%, 4/22/32	975	823
5.288%, 4/25/34	300	301
2.482%, 9/21/36	635	503
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	200	212
Series G 4.700%(5)	430	419
Barclays plc 7.437%, 11/2/33	400	448
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	200	180
Blackstone Private Credit Fund
2.625%, 12/15/26	144	130
144A 7.300%, 11/27/28(1)	150	156
Blue Owl Credit Income Corp. 4.700%, 2/8/27	185	175
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	520	429
BPCE S.A. 144A 7.003%, 10/19/34(1)	750	815
Brookfield Capital Finance LLC 6.087%, 6/14/33	140	146
Brookfield Finance, Inc. 6.350%, 1/5/34	385	410
Capital One Financial Corp. 2.359%, 7/29/32	422	320
Charles Schwab Corp. (The)
6.136%, 8/24/34	240	253
Series H 4.000%(5)	240	190
Citadel LP 144A 4.875%, 1/15/27(1)	255	248
Citigroup, Inc.
3.980%, 3/20/30	465	441
6.270%, 11/17/33	255	273
6.174%, 5/25/34	273	282
Citizens Bank N.A. 2.250%, 4/28/25	500	478
Corebridge Financial, Inc. 6.875%, 12/15/52	405	404
Discover Bank 4.650%, 9/13/28	250	238
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	280	258
Fifth Third Bancorp 4.337%, 4/25/33	375	349
First American Financial Corp. 4.000%, 5/15/30	405	364
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(1)	256	284
Goldman Sachs Group, Inc. (The)
1.992%, 1/27/32	505	408
3.102%, 2/24/33	145	124
6.450%, 5/1/36	145	157

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Huntington Bancshares, Inc. 2.550%, 2/4/30	$ 180	$ 154
Huntington National Bank (The) 5.699%, 11/18/25	500	494
JPMorgan Chase & Co.
5.717%, 9/14/33	435	450
5.350%, 6/1/34	185	188
6.254%, 10/23/34	255	276
1.953%, 2/4/32	685	557
KeyCorp 4.789%, 6/1/33	270	248
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	155	146
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	305	256
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.717%, 4/20/67(3)	315	211
MetLife, Inc. Series G 3.850% (4)(5)	325	308
Morgan Stanley
5.250%, 4/21/34	375	375
5.424%, 7/21/34	140	142
5.948%, 1/19/38	123	124
6.375%, 7/24/42	260	300
MSCI, Inc. 144A 3.625%, 9/1/30(1)	541	489
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.562%, 4/30/43(3)	150	148
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(1)	440	461
Northern Trust Corp.
3.375%, 5/8/32	315	291
6.125%, 11/2/32	245	263
OneMain Finance Corp. 6.875%, 3/15/25	285	288
Prudential Financial, Inc.
5.125%, 3/1/52	88	83
6.000%, 9/1/52	44	44
6.750%, 3/1/53	185	193
State Street Corp.
4.164%, 8/4/33	295	278
4.821%, 1/26/34	83	82
6.123%, 11/21/34	225	239
Synchrony Financial
4.875%, 6/13/25	80	79
3.700%, 8/4/26	132	124
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	330	286
Toronto-Dominion Bank (The) 8.125%, 10/31/82	435	453
UBS Group AG
144A 9.250%(1)(5)	35	39
144A 4.988%, 8/5/33(1)	525	508
Wells Fargo & Co.
5.389%, 4/24/34	480	482
6.491%, 10/23/34	265	288
Series BB 3.900%(5)	245	226
Series U 5.875%(3)(5)	360	356
	Par Value	Value

Financials—continued
Zions Bancorp NA 3.250%, 10/29/29	$ 250	$ 204
		22,344

Health Care—3.2%
AdaptHealth LLC 144A 5.125%, 3/1/30(1)	385	300
Amgen, Inc.
5.250%, 3/2/33	334	342
5.650%, 3/2/53	83	87
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	505	456
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)(4)	345	300
CVS Health Corp.
5.625%, 2/21/53	200	203
5.875%, 6/1/53	320	337
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	660	584
GE HealthCare Technologies, Inc. 5.857%, 3/15/30	360	378
HCA, Inc.
5.500%, 6/1/33	250	254
5.250%, 6/15/49	170	158
Illumina, Inc. 2.550%, 3/23/31	553	468
IQVIA, Inc.
144A 5.700%, 5/15/28(1)	534	544
144A 6.250%, 2/1/29(1)	170	178
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(6)	70	45
Royalty Pharma plc
2.150%, 9/2/31(4)	200	163
3.350%, 9/2/51	350	237
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	175	162
Universal Health Services, Inc. 2.650%, 1/15/32	655	538
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	107	103
Viatris, Inc.
2.300%, 6/22/27	226	205
4.000%, 6/22/50	190	134
144A 2.300%, 6/22/27(1)	2	1
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	500	454
		6,631

Industrials—3.7%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	371	360
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	245	226
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	260	252
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	270	276
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	225	208

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Industrials—continued
Boeing Co. (The)
5.805%, 5/1/50	$ 130	$ 135
5.930%, 5/1/60	509	527
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	264	225
Concentrix Corp. 6.650%, 8/2/26	165	169
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	635	540
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	186	175
Ferguson Finance plc 144A 4.650%, 4/20/32(1)	370	358
Flowserve Corp. 3.500%, 10/1/30	299	264
Fortune Brands Innovations, Inc. 5.875%, 6/1/33	385	402
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	20	21
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	215	198
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	439	386
Icahn Enterprises LP 5.250%, 5/15/27	200	180
Regal Rexnord Corp. 144A 6.400%, 4/15/33(1)	565	589
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	285	271
Sempra Global 144A 3.250%, 1/15/32(1)	339	279
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	275	283
5.500%, 11/15/27	100	98
UL Solutions, Inc. 144A 6.500%, 10/20/28(1)	485	510
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	253	257
Veralto Corp. 144A 5.450%, 9/18/33(1)	625	647
		7,836

Information Technology—1.3%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	140	148
144A 3.875%, 9/1/28(1)	260	245
144A 4.000%, 7/1/29(1)	275	258
Broadcom, Inc. 4.150%, 11/15/30	255	244
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	125	113
Dell International LLC 8.100%, 7/15/36	272	334
Leidos, Inc. 2.300%, 2/15/31	475	398
Motorola Solutions, Inc. 4.600%, 5/23/29	180	179
Oracle Corp.
6.250%, 11/9/32	170	185
5.550%, 2/6/53	380	380
3.850%, 4/1/60	60	43
	Par Value	Value

Information Technology—continued
Viasat, Inc. 144A 5.625%, 9/15/25(1)	$ 200	$ 195
		2,722

Materials—1.0%
ArcelorMittal S.A. 6.800%, 11/29/32	200	216
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	300	282
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	310	313
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	315	312
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	225	194
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	200	213
Teck Resources Ltd. 6.125%, 10/1/35	265	277
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	180	188
		1,995

Real Estate—0.9%
EPR Properties 4.750%, 12/15/26	350	335
GLP Capital LP
4.000%, 1/15/30	75	68
3.250%, 1/15/32	298	252
6.750%, 12/1/33	260	280
MPT Operating Partnership LP 3.500%, 3/15/31	190	119
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)	330	267
VICI Properties LP
4.950%, 2/15/30	175	170
5.125%, 5/15/32	340	331
144A 4.125%, 8/15/30(1)	145	132
		1,954

Utilities—2.5%
Black Hills Corp. 6.150%, 5/15/34	460	479
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	190	177
CMS Energy Corp. 4.750%, 6/1/50	540	488
Electricite de France S.A.
144A 6.250%, 5/23/33(1)	200	216
144A 6.900%, 5/23/53(1)	215	243
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	400	457
Entergy Texas, Inc. 5.800%, 9/1/53	455	489
Exelon Corp. 5.600%, 3/15/53	495	503
Ferrellgas LP 144A 5.875%, 4/1/29(1)	210	198

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Utilities—continued
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	$ 240	$ 244
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	370	388
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	495	523
Puget Energy, Inc.
2.379%, 6/15/28	204	182
4.224%, 3/15/32	158	143
Southern Co. (The) Series 21-A 3.750%, 9/15/51	429	391
Vistra Corp. 144A 8.000% (1)(5)	163	162
		5,283

Total Corporate Bonds and Notes (Identified Cost $64,621)		64,617

Leveraged Loans—5.7%
Aerospace—0.5%
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.206%, 6/7/28(3)	218	218
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.166%, 10/20/27(3)	96	98
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.770%, 6/21/27(3)	84	87
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.206%, 2/1/28(3)	297	297
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.598%, 8/24/28(3)	318	319
		1,019

Chemicals—0.5%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.206%, 11/8/27(3)	277	278
Innophos Holdings, Inc. (1 month Term SOFR + 3.364%) 8.697%, 2/5/27(3)	159	156
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.706%, 10/15/28(3)	144	145
Nouryon Finance B.V. (3 month Term SOFR + 4.100%) 9.467%, 4/3/28(3)	250	250
Windsor Holdings III LLC Tranche B (1 month Term SOFR + 4.500%) 9.841%, 8/1/30(3)	170	170
		999

Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.719% - 7.729%, 2/11/28(3)	—(2)	—(2)
	Par Value	Value

Consumer Non-Durables—0.2%
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.360%, 12/22/26(3)	$ 208	$ 209
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 0.000%, 7/31/28(3)(7)	119	119
		328

Energy—0.1%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.177%, 12/21/28(3)	123	122
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 3.000%) 8.388%, 10/4/30(3)	45	45
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.710%, 10/5/28(3)	121	122
		289

Financials—0.3%
Acrisure LLC 2023, Tranche B (3 month Term SOFR + 4.500%) 9.888%, 10/18/30(3)	65	65
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 2.750%) 8.138%, 6/15/25(3)	87	87
Citadel Securities LP Tranche B (1 month Term SOFR + 2.614%) 7.970%, 7/29/30(3)	150	151
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.383%, 6/27/29(3)	254	254
		557

Food / Tobacco—0.3%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350% - 3 month PRIME + 3.250%) 9.706% - 11.750%, 5/16/29(3)	209	195
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.706%, 1/29/27(3)	346	346
		541

Food and Drug—0.0%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 9.112%, 10/25/27(3)	80	80
Gaming / Leisure—0.6%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.706%, 2/6/30(3)	50	50
Carnival Corp. (1 month Term SOFR + 3.000%) 8.357%, 8/9/27(3)	139	139
Flutter Entertainment Public Ltd Co. Tranche B (3 month Term SOFR + 2.350%) 7.698%, 11/25/30(3)	250	250
Hilton Worldwide Finance LLC Tranche B-4 (1 month Term SOFR + 2.000%) 7.455%, 11/6/30(3)	125	125

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.598%, 8/1/30(3)	$ 40	$ 40
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 8.220%, 3/13/28(3)	270	270
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 8.465%, 4/16/29(3)	64	64
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.399%, 4/29/26(3)	269	270
		1,208

Health Care—0.5%
Catalent Pharma Solutions, Inc. Tranche B-4 (1 month Term SOFR + 3.000%) 8.356%, 2/22/28(3)	20	20
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.720%, 9/29/28(3)	233	233
Medline Borrower LP (1 month Term SOFR + 3.114%) 8.470%, 10/23/28(3)	178	179
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.706%, 4/20/29(3)	169	168
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.356%, 3/6/27(3)	274	274
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month Term SOFR + 3.600%) 8.948%, 10/1/26(3)	189	190
		1,064

Housing—0.2%
84 Lumber Co. (1 month Term SOFR + 2.850%) 8.206%, 11/15/30(3)	60	60
SRS Distribution, Inc. 2021 (1 month Term SOFR + 3.614%) 8.970%, 6/2/28(3)	264	265
Standard Industries, Inc. (1 month Term SOFR + 2.364%) 7.721%, 9/22/28(3)	122	122
Summit Materials LLC (3 month Term SOFR + 2.500%) 7.826%, 11/30/28(3)	25	25
		472

Information Technology—0.8%
Applied Systems, Inc. 2026 (3 month Term SOFR + 4.500%) 9.848%, 9/18/26(3)	221	222
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.720%, 9/21/28(3)	122	122
Central Parent LLC Tranche B (3 month Term SOFR + 4.000%) 9.348%, 7/6/29(3)	189	190
	Par Value	Value

Information Technology—continued
Epicor Software Corp.
Tranche C (1 month Term SOFR + 3.364%) 8.720%, 7/30/27(3)	$ 170	$ 170
Tranche D, First Lien (1 month Term SOFR + 3.750%) 9.106%, 7/30/27(3)	20	20
GTCR W Merger Sub LLC Tranche B (1 month Term SOFR + 3.000%) 0.000%, 9/20/30(3)(7)	95	96
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.250%) 7.587%, 1/31/31(3)	130	130
Open Text Corp. Tranche B (1 month Term SOFR + 2.850%) 8.206%, 1/31/30(3)	78	78
Sophia LP Tranche B (1 month Term SOFR + 3.600%) 8.956%, 10/7/27(3)	121	121
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.135%, 3/3/30(3)	234	234
UKG, Inc. 2021-2, First Lien (3 month Term SOFR + 3.350%) 8.764%, 5/4/26(3)	375	376
		1,759

Manufacturing—0.2%
Alliance Laundry Systems LLC Tranche B (3 month Term SOFR + 3.600%) 8.994%, 10/8/27(3)	79	79
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.970%, 10/21/28(3)	125	125
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.956%, 3/31/27(3)	269	269
		473

Media / Telecom - Broadcasting—0.1%
Univision Communications, Inc. 2021 (1 month Term SOFR + 3.364%) 8.720%, 3/15/26(3)	258	258
Media / Telecom - Cable/Wireless Video—0.4%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.606%, 9/18/30(3)	265	261
DIRECTV Financing LLC (3 month Term SOFR + 5.262%) 10.650%, 8/2/27(3)	222	222
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.610%, 11/12/27(3)	144	141
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.948%, 1/31/28(3)	295	293
		917

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—0.1%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.390%, 10/30/30(3)	$ 120	$ 120
Metals / Minerals—0.0%
Arsenal Aic Parent LLC Tranche B (1 month Term SOFR + 4.500%) 9.856%, 8/19/30(3)	40	40
Retail—0.1%
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 8.598%, 10/28/30(3)	110	110
PetsMart LLC (1 month Term SOFR + 3.850%) 9.206%, 2/11/28(3)	188	186
		296

Service—0.5%
AlixPartners LLP (1 month Term SOFR + 2.864%) 8.220%, 2/4/28(3)	35	35
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 3.250%) 8.633%, 4/20/29(3)	160	160
Dun & Bradstreet Corp. (The) Tranche B (1 month Term SOFR + 2.850%) 8.205%, 2/6/26(3)	120	120
NAB Holdings LLC First Lien (3 month Term SOFR + 2.900%) 8.248%, 11/23/28(3)	217	217
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 8.470%, 1/21/28(3)	250	251
Titan Acquisition Ltd. (1 month Term SOFR + 3.000%) 8.447%, 3/28/25(3)	224	223
		1,006

Transportation - Automotive—0.1%
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 9.106%, 5/6/30(3)	169	170
Utilities—0.2%
Brookfield WEC Holdings, Inc. (1 month Term SOFR + 2.864%) 8.220%, 8/1/25(3)	250	250
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 4.250%) 9.606%, 8/7/29(3)	69	69
		319

Total Leveraged Loans (Identified Cost $11,829)		11,915

	Shares
Preferred Stocks—0.3%
Financials—0.3%
JPMorgan Chase & Co. Series HH, 4.600%	171(8)	165
MetLife, Inc. Series D, 5.875%(4)	108(8)	106
	Shares	Value
Financials—continued
Truist Financial Corp. Series Q, 5.100%	430(8)	$ 390
		661

Total Preferred Stocks (Identified Cost $667)		661

Total Long-Term Investments—96.3% (Identified Cost $207,008)		202,858

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.250%)(9)	2,205,208	2,205
Total Short-Term Investment (Identified Cost $2,205)		2,205

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.250%)(9)(10)	877,232	877
Total Securities Lending Collateral (Identified Cost $877)		877

TOTAL INVESTMENTS—97.7% (Identified Cost $210,090)		$205,940
Other assets and liabilities, net—2.3%		4,770
NET ASSETS—100.0%		$210,710

Abbreviations:
ABS	Asset-Backed Securities
BAM	Build America Municipal Insured
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
NA	National Association
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to a value of $91,982 or 43.7% of net assets.
(2)	Amount is less than $500 (not in thousands).
(3)	Variable rate security. Rate disclosed is as of December 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	All or a portion of security is on loan.
(5)	No contractual maturity date.

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
(6)	Security in default; interest payments are being received.
(7)	This loan will settle after December 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings†
United States	93%
Canada	2
United Kingdom	2
Mexico	1
France	1
Netherlands	1
Total	100%
† % of total investments as of December 31, 2023.

The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$39,463	$—	$39,463
Municipal Bonds	3,618	—	3,618
Foreign Government Securities	1,563	—	1,563
Mortgage-Backed Securities	56,302	—	56,302
Asset-Backed Securities	24,719	—	24,719
Corporate Bonds and Notes	64,617	—	64,617
Leveraged Loans	11,915	—	11,915
Equity Securities:
Preferred Stocks	661	—	661
Money Market Mutual Fund	2,205	2,205	—
Securities Lending Collateral	877	877	—
Total Investments	$205,940	$3,082	$202,858
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.